Consolidated Balance Sheets - USD ($)	Dec. 31, 2022	Dec. 31, 2021
CURRENT ASSETS:
Cash and cash equivalents	$ 2,915,470	$ 3,896,812
Accounts receivable	1,260,453	1,134,532
Inventories	693,506	526,862
Deferred offering costs	763,611	749,605
Prepaid expenses and other current assets	833,238	438,045
TOTAL CURRENT ASSETS	6,466,278	6,745,856
Operating lease right-of-use assets	13,921,825	11,644,192
Property and equipment, net	5,871,775	5,447,718
Long term security deposits	958,320	1,066,027
Long term prepaid expenses	110,988	92,301
TOTAL ASSETS	27,329,186	24,996,094
CURRENT LIABILITIES:
Short-term bank loans	434,959	1,559,314
Accounts payable	1,424,766	1,273,313
Due to a related party	1,798,605	721,921
Taxes payable	130,727	30,839
Deferred revenue	6,958,160	6,051,683
Operating lease liabilities, current	1,770,398	1,622,642
Other current liabilities	1,014,452	1,055,199
TOTAL CURRENT LIABILITIES	13,532,067	12,314,911
Operating lease liabilities, non-current	12,620,070	9,846,224
TOTAL LIABILITIES	26,152,137	22,161,135
COMMITMENTS AND CONTINGENCIES
SHAREHOLDERS’ EQUITY
Ordinary shares, $0.001 par value, 50,000,000 shares authorized; 9,000,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively:
Class A ordinary share, $0.001 par value, 44,000,000 shares authorized; 3,060,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	3,060	3,060
Class B ordinary share, $0.001 par value, 6,000,000 shares authorized; 5,940,000 shares issued and outstanding as of December 31, 2022 and 2021, respectively	5,940	5,940
Additional paid-in capital	869,400	869,400
Statutory reserve	447,231	447,231
Retained earnings (Accumulated deficit)	(183,842)	1,104,363
Accumulated other comprehensive income	35,260	404,965
TOTAL SHAREHOLDERS’ EQUITY	1,177,049	2,834,959
TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$ 27,329,186	$ 24,996,094